Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	JPY (millions) As of March 31
	2025	2026
Trade receivables	¥770,896	¥977,355
Other receivables	58,050	36,287
Impairment loss allowance	(9,763)	(11,063)
Chargebacks and other allowances	(109,718)	(158,267)
Total	¥709,465	¥844,312